Columbia Variable Portfolio – Select Small Cap Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Automobile Components 3.7%
Atmus Filtration Technologies, Inc.(a)	52,560	1,695,060
Visteon Corp.(a)	20,000	2,352,200
Total		4,047,260
Hotels, Restaurants & Leisure 4.5%
Six Flags Entertainment Corp.(a)	81,790	2,152,713
Texas Roadhouse, Inc.	17,879	2,761,769
Total		4,914,482
Household Durables 2.3%
KB Home	35,494	2,515,815
Textiles, Apparel & Luxury Goods 2.1%
Kontoor Brands, Inc.	37,022	2,230,575
Total Consumer Discretionary		13,708,132
Consumer Staples 2.2%
Food Products 2.2%
Nomad Foods Ltd.	119,930	2,345,831
Total Consumer Staples		2,345,831
Energy 6.7%
Energy Equipment & Services 2.2%
Patterson-UTI Energy, Inc.	199,387	2,380,681
Oil, Gas & Consumable Fuels 4.5%
Devon Energy Corp.	35,054	1,759,009
PBF Energy, Inc., Class A	55,000	3,166,350
Total		4,925,359
Total Energy		7,306,040
Financials 26.7%
Banks 12.1%
Axos Financial, Inc.(a)	58,369	3,154,260
First Hawaiian, Inc.	71,929	1,579,561
OceanFirst Financial Corp.	89,044	1,461,212
Pacific Premier Bancorp, Inc.	84,030	2,016,720
Popular, Inc.	31,922	2,812,009
Stock Yards Bancorp, Inc.	44,747	2,188,576
Total		13,212,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.6%
PROG Holdings, Inc.	49,550	1,706,502
Financial Services 4.6%
I3 Verticals, Inc.(a)	66,589	1,524,222
Radian Group, Inc.	104,721	3,505,012
Total		5,029,234
Insurance 8.4%
CNO Financial Group, Inc.	72,987	2,005,683
Hanover Insurance Group, Inc. (The)	16,876	2,298,005
Kemper Corp.	50,000	3,096,000
Skyward Specialty Insurance Group, Inc.(a)	45,166	1,689,660
Total		9,089,348
Total Financials		29,037,422
Health Care 6.7%
Health Care Equipment & Supplies 3.7%
CONMED Corp.	21,691	1,737,015
LivaNova PLC(a)	41,393	2,315,525
Total		4,052,540
Health Care Providers & Services 2.8%
Tenet Healthcare Corp.(a)	28,670	3,013,504
Pharmaceuticals 0.2%
Ligand Pharmaceuticals, Inc.(a)	3,702	270,616
Total Health Care		7,336,660
Industrials 16.6%
Aerospace & Defense 2.8%
Curtiss-Wright Corp.	11,898	3,045,174
Building Products 2.9%
Zurn Elkay Water Solutions Corp.	92,947	3,110,936
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	11,068	1,903,807
Construction & Engineering 3.2%
Primoris Services Corp.	82,046	3,492,698
Electrical Equipment 2.5%

Columbia Variable Portfolio – Select Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bloom Energy Corp., Class A(a)	42,700	479,948
Regal Rexnord Corp.	12,657	2,279,526
Total		2,759,474
Ground Transportation 1.6%
Knight-Swift Transportation Holdings, Inc.	31,071	1,709,526
Professional Services 1.9%
CACI International, Inc., Class A(a)	5,487	2,078,640
Total Industrials		18,100,255
Information Technology 7.5%
Communications Equipment 3.0%
Extreme Networks, Inc.(a)	94,243	1,087,564
Viavi Solutions, Inc.(a)	240,083	2,182,355
Total		3,269,919
Semiconductors & Semiconductor Equipment 4.5%
Kulicke & Soffa Industries, Inc.	29,942	1,506,382
MACOM Technology Solutions Holdings, Inc.(a)	35,000	3,347,400
Total		4,853,782
Total Information Technology		8,123,701
Materials 9.2%
Chemicals 1.6%
Minerals Technologies, Inc.	23,531	1,771,414
Construction Materials 2.9%
Summit Materials, Inc., Class A(a)	70,747	3,153,194
Containers & Packaging 1.8%
O-I Glass, Inc.(a)	114,217	1,894,860
Metals & Mining 2.9%
ATI, Inc.(a)	61,937	3,169,316
Total Materials		9,988,784
Real Estate 6.4%
Health Care REITs 1.3%
Healthpeak Properties, Inc.	76,476	1,433,925
Hotel & Resort REITs 1.5%
Apple Hospitality REIT, Inc.	100,000	1,638,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.0%
First Industrial Realty Trust, Inc.	20,792	1,092,412
Specialized REITs 2.6%
Gaming and Leisure Properties, Inc.	28,106	1,294,843
Outfront Media, Inc.	90,000	1,511,100
Total		2,805,943
Total Real Estate		6,970,280
Utilities 2.5%
Electric Utilities 2.5%
Portland General Electric Co.	63,743	2,677,206
Total Utilities		2,677,206
Total Common Stocks (Cost $73,651,797)		105,594,311

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Total Health Care		—
Total Rights (Cost $—)		—

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(e),(f)	3,163,996	3,163,363
Total Money Market Funds (Cost $3,163,328)		3,163,363
Total Investments in Securities (Cost: $76,815,125)		108,757,674
Other Assets & Liabilities, Net		(43,040)
Net Assets		108,714,634
Columbia Variable Portfolio – Select Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	1,935,745	3,262,178	(2,034,512)	(48)	3,163,363	16	29,877	3,163,996
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Small Cap Value Fund  | First Quarter Report 2024

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